Intangible assets - Assumptions (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of information for cash-generating units
Goodwill	£ 5,607
Forecast period for average cost:income ratio	5 years
Commercial Banking
Disclosure of information for cash-generating units
Goodwill	£ 2,606
Terminal growth rate	1.60%
Pre-tax discount rate	13.70%
Recoverable amount exceeded carrying value	£ 1,500
Pre-tax discount rate (in amount)	(1,500)
Terminal growth rate (in amount)	(500)
Forecast income (in amounts)	(1,800)
Forecast cost	£ (900)
Cost Income Ratio	53.70%
Commercial and Private Banking (CPB)
Disclosure of information for cash-generating units
Goodwill		£ 2,600
Terminal growth rate		1.60%
Pre-tax discount rate		13.40%
Recoverable amount exceeded carrying value		£ 4,100
Pre-tax discount rate (in amount)		(1,800)
Terminal growth rate (in amount)		(700)
Forecast income (in amounts)		(2,100)
Forecast cost		£ (1,100)
Cost Income Ratio		53.80%
Retail & Business Banking
Disclosure of information for cash-generating units
Goodwill		£ 2,700
Terminal growth rate		1.60%
Pre-tax discount rate		13.30%
Recoverable amount exceeded carrying value		£ 8,700
Pre-tax discount rate (in amount)		(2,200)
Terminal growth rate (in amount)		(1,000)
Forecast income (in amounts)		(2,100)
Forecast cost		£ (900)
Cost Income Ratio		47.90%
Retail Banking
Disclosure of information for cash-generating units
Goodwill	£ 2,692
Terminal growth rate	1.60%
Pre-tax discount rate	13.70%
Recoverable amount exceeded carrying value	£ 5,900
Pre-tax discount rate (in amount)	(1,800)
Terminal growth rate (in amount)	(800)
Forecast income (in amounts)	(2,000)
Forecast cost	£ (900)
Cost Income Ratio	48.30%
RBS International
Disclosure of information for cash-generating units
Goodwill	£ 300	£ 300
Terminal growth rate	1.60%	1.60%
Pre-tax discount rate	12.10%	12.00%
Recoverable amount exceeded carrying value	£ 1,100	£ 2,100
Pre-tax discount rate (in amount)	(400)	(500)
Terminal growth rate (in amount)	(200)	(300)
Forecast income (in amounts)	(300)	(400)
Forecast cost	£ (100)	£ (100)
Cost Income Ratio	42.70%	37.50%